Movements in equity - Analysis of Other Comprehensive Income by Equity Category (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges		£ 231	£ (392)	£ (22)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates		(12)	(87)	(34)
Fair value movements on cash flow hedges		(41)	0	(1)
Cost of hedging		4	(4)	0
Reclassification of cash flow hedges to income statement		36	4	4
Deferred tax on fair value movements on cash flow hedges		(2)	1	1
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests		(18)	(4)	(25)
Fair value movements on equity investments		215	(100)	(244)
Tax on fair value movements on equity investments		(20)	17	14
Remeasurement on defined benefit plans		133	506	71
Tax on remeasurement defined benefit plans		(33)	(122)	(41)
Fair value movements on cash flow hedges		0	8	(40)
Other comprehensive income/(expense) for the year		493	(173)	(317)
Retained earnings
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges		235	(380)	(41)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates		(12)	(87)	(34)
Items that will not be reclassified to income statement:
Remeasurement on defined benefit plans		133	506	71
Tax on remeasurement defined benefit plans		(33)	(122)	(41)
Other comprehensive income/(expense) for the year		323	(83)	(45)
Other reserves
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges		(4)	(12)	19
Fair value movements on cash flow hedges		(41)		(1)
Cost of hedging		4	(4)
Reclassification of cash flow hedges to income statement		36	4	4
Deferred tax on fair value movements on cash flow hedges		(2)	1	1
Items that will not be reclassified to income statement:
Fair value movements on equity investments		215	(100)	(244)
Tax on fair value movements on equity investments		(20)	17	14
Fair value movements on cash flow hedges			8	(40)
Other comprehensive income/(expense) for the year	[1]	188	(86)	(247)
Non-controlling interests
Items that may be subsequently reclassified to income statement:
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates		0	0	0
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests		(18)	(4)	(25)
Other comprehensive income/(expense) for the year		£ (18)	£ (4)	£ (25)

[1]	An analysis of Other reserves is presented as part of Note 37, ‘Movements in equity’.